Stockholders' Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 01, 2021	Dec. 17, 2020	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			125,000,000		125,000,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Preferred stock, shares authorized			10,000,000		10,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Preferred stock, shares issued			0		0
Preferred stock, shares outstanding			0		0
Shares issued in exchange for cancellation of issued and outstanding series D convertible preferred stock			4,901,564
Common stock voting rights			one
Dividends, Common Stock			$ 0
Exercise Price Per Share		$ 11.50
Warrant Outstanding			2,300,000
Preferred Stock, Dividend Rate, Percentage			8.00%
Common stock, shares issued			24,025,817		0
Common stock, shares outstanding			24,025,817		0
Reverse Recapitalization Event [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares issued				0
Common stock, shares outstanding				0
Private Placement Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants, description			five-year warrant to purchase one share of common stock at an exercise price of $5.25 per share.
Warrant Outstanding			3,445,000
IPO Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrant Outstanding			5,750,000
Pre Funded Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrant Outstanding			724,194
Sale of Stock, Price Per Share			$ 4.96
IPO [Member] | Blue Water Sponsor LLC [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period Shares, New Issues		5,750,000
Shares Issued, Price Per Share		$ 10.00
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period Shares, New Issues	3,024,194		3,024,194
Exercise Price Per Share	$ 5.25		$ 5.25
Sale of Stock, Price Per Share	$ 4.96	$ 10.00	$ 4.96
Proceeds from Issuance of Private Placement	$ 13,800	$ 3,400	$ 13,800
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1	3,445,000
Private Placement [Member] | Blue Water Sponsor LLC [Member] | Private Placement Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants Issued		3,445,000
Exercise Price Per Share		$ 1.00
Amended And Restated Certificate Of Incorporation [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			125,000,000
Common stock, par value (in Dollars per share)			$ 0.0001
Common stock, shares issued			21,725,817
Common stock, shares outstanding			21,725,817
Preferred stock, shares authorized			10,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0